Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,186,261	$ 1,274,729	$ 4,492,400
Prepaid expenses and other current assets	684,780	637,342	128,000
Total current assets	7,871,041	1,912,071	4,620,400
Property and equipment, net	108,919	115,181
Right-of-use lease asset		14,960
Total assets	7,979,960	2,042,212	4,620,400
Current liabilities:
Accounts payable	1,460,845	596,261	865,901
Accrued expenses	3,706,366
Accrued payroll and related expenses		756,729	266,852
Accrued expenses		771,940	76,023
Lease liability		16,752
Deferred underwriting commissions	2,911,260
Total current liabilities	8,078,471	2,141,682	1,208,776
Total liabilities	8,078,471	2,141,682	1,208,776
Commitments and Contingencies (Note 5)
Stockholders’ equity (deficit):
Series A Preferred Stock, $0.001 par value; 628,930 shares authorized; 628,930 shares issued and outstanding at December 31, 2021 and December 31, 2020; liquidation preference – $3,999,995		3,903,730	403,733
Series A-1 Preferred Stock, $0.001 par value; 1,100,000 shares authorized; 684,450 and zero shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively; liquidation preference – $4,353,102		3,578,197
Common stock, $0.001 par value; 11,000,000 shares authorized; 2,308,877 and 2,293,154 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively		2,309	2,293
Series A Preferred Stock, $0.001 par value; zero and 628,930 shares authorized, issued and outstanding at March 31, 2022 and December 31, 2021, respectively; liquidation preference of $0 and $3,999,995 at March 31, 2022 and December 31, 2021, respectively
Series A-1 Preferred Stock, $0.001 par value; zero and 1,100,000 shares authorized and zero and 684,450 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively; liquidation preference of $0 and $4,353,102 at March 31, 2022 and December 31, 2021, respectively
Common Stock, $0.001 par value; 100,000,000 and 29,977,303 shares authorized and 15,082,771 and 12,944,213 issued and outstanding at March 31, 2022 and December 31, 2021, respectively	15,083
Additional paid-in capital	21,020,246	6,933,593	5,536,060
Accumulated deficit	(21,133,840)	(14,517,299)	(2,530,462)
Total stockholders’ equity (deficit)	(98,511)	(99,470)	3,411,624
Total liabilities and stockholders’ equity (deficit)	$ 7,979,960	2,042,212	$ 4,620,400
Pro Forma
Stockholders’ equity (deficit):
Series A Preferred Stock, $0.001 par value; 628,930 shares authorized; 628,930 shares issued and outstanding at December 31, 2021 and December 31, 2020; liquidation preference – $3,999,995
Series A-1 Preferred Stock, $0.001 par value; 1,100,000 shares authorized; 684,450 and zero shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively; liquidation preference – $4,353,102
Common stock, $0.001 par value; 11,000,000 shares authorized; 2,308,877 and 2,293,154 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively		3,622
Additional paid-in capital		14,414,207
Accumulated deficit		(14,517,299)
Total stockholders’ equity (deficit)		(99,470)
Total liabilities and stockholders’ equity (deficit)